Filed pursuant to Rule 497(e) and Rule 497(k)

under the Securities Act of 1933, as amended

File Registration No.: 33-65632

schroder series trust

Schroder Total Return Fixed Income Fund

(the “Fund”)

Supplement dated February 15, 2018

to the Fund’s Summary Prospectus dated March 1, 2017, as amended July 18, 2017

(the “Summary Prospectus”),

the Prospectus dated March 1, 2017, as supplemented on March 13, 2017 and July 18, 2017

(the “Prospectus”)

and the Statement of Additional Information dated March 1, 2017, as supplemented on March 13, 2017 and July 18, 2017 (the “SAI”)

This supplement provides new and additional information beyond that contained in the Summary Prospectus, Prospectus and SAI, and should be read in conjunction with the Summary Prospectus, Prospectus and SAI.

Mr. Wesley A. Sparks no longer serves as a portfolio manager of the Fund. Accordingly, all references to Mr. Sparks are hereby deleted from the Summary Prospectus, Prospectus and SAI.

Please retain this supplement for future reference.

SCH-SK-006-0100